Sales/transfer of receivables	12 Months Ended
Mar. 31, 2017
Sales/transfer of receivables

11. Sales/transfer of receivables

The following table summarizes the cash flows received during the years ended March 31, 2015, March 31, 2016 and March 31, 2017 from customers and paid to SPEs/transferees on securitized/ transferred performing loans:

	Fiscal years ended March 31,
	2015		2016		2017		2017
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	903.6	Rs.	664.3	Rs.	471.1	US$	7.3
Payments made		832.5		608.7		444.7		6.9
Cash flows on retained interests	Rs.	69.3	Rs.	55.7	Rs.	26.6	US$	0.4

Other key disclosures are as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Transferred receivables with continuing involvement	Rs.	1,159.9	Rs.	793.8	US$	12.2
Delinquencies		219.6		205.7		3.2
Credit losses		191.2		183.0		2.8
Retained interest in sold receivables		50.0		32.7		0.5

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2016 and March 31, 2017 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2016		2017		2017
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	4.5	Rs.	3.4	US$	0.1
Impact of 20% adverse change		8.3		6.4		0.1
Expected credit losses:
Impact of 10% adverse change		3.8		4.1		0.1
Impact of 20% adverse change		7.6		8.1		0.1

Weighted average life in years of the securitized receivables is not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.